Stock-Based Compensation Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bird Rides [Member]
Stock-Based Compensation Expense
Note 9 – Stock-Based Compensation Expense
2017 Plan
Under the Bird Rides, Inc. 2017 Stock Plan, adopted on May 10, 2017, Bird Rides granted options to purchase its common stock, restricted stock awards (“RSAs”), and RSUs to certain employees, directors and consultants. On November 4, 2021, in connection with the consummation of the Business Combination and the adoption of the Bird Global, Inc. 2021 Equity Incentive Plan (the “2021 Plan”), the Bird Rides, Inc. 2017 Stock Plan was amended and restated (as amended and restated, the “2017 Plan”), and terminated, such that only awards under the 2017 Plan that remained outstanding as of November 4, 2021 (the date on which the Business Combination was consummated) continue to be subject to the terms of the 2017 Plan, but the Company cannot continue granting awards thereunder. The awards granted under the 2017 Plan are considered equity-classified awards.
Stock options and RSUs granted under the 2017 Plan are generally service-based awards, typically vesting over a total of four years pursuant to two different vesting schedules. Under one vesting schedule, the first vest is generally a one-year
cliff vest, followed by monthly or quarterly vesting for the final three years. Under the second vesting schedule, the award vests on a monthly or quarterly basis over the four-year vest term. In addition, Bird Rides issued RSAs to certain members of its board of directors. The 2017 Plan also allows for the early exercise of stock options if approved by our board of directors. Shares purchased pursuant to the early exercise of stock options are subject to repurchase until those shares vest. As a result, cash received in exchange for unvested shares upon an early exercise is recorded within current liabilities on the consolidated balance sheets and is reclassified to common stock and additional paid–in capital as the shares vest.
Shares of restricted stock issued upon an early exercise of an option are not considered outstanding because the grantee is not entitled to the rewards of share ownership. Those shares are not shown as outstanding on the balance sheet and are excluded from earnings (loss) per share until the shares are no longer subject to a repurchase feature.

All awards granted under the 2017 Plan were retroactively restated to reflect the application of the Business Combination.
2021 Plan
The 2021 Plan, adopted on November 4, 2021, provides for the grant of stock options, RSUs, RSAs, and stock appreciation rights to employees and consultants of the Company and its subsidiaries and non-employee
directors of the Company. A total of 59,500,730 shares of the Company’s Class A Common Stock were initially reserved for issuance under the 2021 Plan. In addition, the shares reserved for issuance under the 2021 Plan will include any awards granted under the 2017 Plan that, after November 4, 2021, expire, are forfeited or otherwise terminated without having been fully exercised, provided that the maximum number of shares that may be added to the 2021 Plan from the 2017 Plan is 17,820,688.
The number of shares available for issuance under the 2021 Plan is increased on January 1 of each year, beginning on January 1, 2022, in an amount equal to the lesser of: (i) 5% of the aggregate number of shares of Class A Common Stock and Class X Common Stock outstanding on the final day of the immediately preceding calendar year, and (ii) such smaller number of shares as determined by our board of directors. On January 1, 2022, an additional 13,732,005 shares of Class A Common Stock became available for issuance under the 2021 Plan.
Only RSUs and RSAs have been granted under the 2021 Plan. With the exception of the Management Award RSUs (as defined below), awards granted under the 2021 Plan are generally service-based awards, typically vesting over a total of four years pursuant to two different vesting schedules. Under one vesting schedule, the first vest is generally a one-year
cliff vest, followed by quarterly vesting for the final three years. Under the second vesting schedule, the award vests on a quarterly basis over the four-year vest term. From April 2022, awards granted under the 2021 Plan generally vest on a quarterly basis over a one-year
vest term.
In November 2021, the Company’s board of directors granted 29.1 million RSUs to certain employees (“Management Award RSUs”) under the 2021 Plan. The Management Award RSUs vest upon the satisfaction of a service-based vesting condition and the achievement of certain stock price goals, $12.50, $20.00, and $30.00. The Management Award RSUs are excluded from Class A Common Stock issued and outstanding until the satisfaction of these vesting conditions. The Company will recognize total stock-based compensation expense of $176.3 million over the derived service period, using the accelerated attribution method. The Company recognized $26.0 million of stock-based compensation expense related to the Management Award RSUs during the three months ended March 31, 2022.
Unvested shares of restricted stock are not considered outstanding because the grantee is not entitled to the rewards of share ownership prior to vesting. Unvested shares are not shown as outstanding on the balance sheet and are excluded from earnings (loss) per share until the shares are vested.
The Company granted zero and 0.1 million stock options during the three months ended March 31, 2022 and 2021, respectively and 4.6 million and zero RSUs during the three months ended March 31, 2022 and 2021, respectively.
The following table summarizes stock-based compensation expense for the three months ended March 31, 2022 and 2021, respectively (in thousands):

	Three months ended March 31,
	2022	2021
General and administrative	44,678	1,104
Sales and marketing	841	179
Research and development	3,185	202

Total	$48,704	$1,485

Note 12 — Stock-Based Compensation Expense
2017 Plan
Under the Bird Rides, Inc. 2017 Stock Plan, adopted on May 10, 2017, Bird Rides granted options to purchase its common stock, restricted stock awards (“RSAs”), and RSUs to certain employees, directors and consultants. On November 4, 2021, in connection with the consummation of the Business Combination and the adoption of the Bird Global, Inc. 2021 Equity Incentive Plan (the “2021 Plan”), the Bird Rides, Inc. 2017 Stock Plan was amended and restated (as amended and restated, the “2017 Plan”), and terminated, such that only awards under the 2017 Plan that remained outstanding as of November 4, 2021 (the date on which the Business Combination was consummated) continue to be subject to the terms of the 2017 Plan, but the Company cannot continue granting awards thereunder. The awards granted under the 2017 Plan are considered equity-classified awards.
Options and RSUs granted under the 2017 Plan are generally service-based awards, typically vesting over a total of four years pursuant to two different vesting schedules. Under one vesting schedule, the first vest is generally a one-year
cliff vest, followed by monthly or quarterly vesting for the final three years. Under the second vesting schedule, the award vests on a monthly or quarterly basis over the four-year vest term. In addition, Bird Rides also issued RSAs to certain members of its board of directors. The 2017 Plan allows for the early exercise of stock options if approved by our board of directors. Shares purchased pursuant to the early exercise of stock options are subject to repurchase until those shares vest. As a result, cash received in exchange for unvested shares upon an early exercise is recorded within current liabilities on the consolidated balance sheets and is reclassified to common stock and additional paid–in capital as the shares vest.
Restricted
stock
issued upon an early exercise of an option are not considered outstanding because the grantee is not entitled to the rewards of share ownership. Those shares are not shown as outstanding on the balance sheet and are excluded from basic net loss per share until the shares are no longer subject to a repurchase feature.
All awards granted under the 2017 Plan were retroactively restated to reflect the application of the Business Combination.
2021 Plan
The 2021 Plan, adopted on November 4, 2021, provides for the grant of stock options, RSUs, RSAs, and stock appreciation rights to employees and consultants of the Company and its subsidiaries and non-employee
directors of the Company. A total of 59,500,730 shares of the Company’s Class A Common Stock were
initially reserved for issuance under the 2021 Plan. In addition, the shares reserved for issuance under the 2021 Plan will include any awards granted under the 2017 Plan that, after November 4, 2021, expire, are forfeited or otherwise terminated without having been fully exercised, provided that the maximum number of shares that may be added to the 2021 Plan from the 2017 Plan is 17,820,688.
The number of shares available for issuance under the 2021 Plan is
increased on January 1 of each year, beginning on January 1, 2022, in an amount equal to the lesser of: (i) 5% of the aggregate number of shares of Class A Common Stock and Class X Common Stock outstanding on the final day of the immediately preceding calendar year, and (ii) such smaller number of shares as determined by our board of directors. On January 1, 2022, an additional 13,732,005 shares of Class A Common Stock became available for issuance under
the 2021 Plan.

Only
RSUs and RSAs have been granted under the 2021 Plan. With the exception of the Management Award RSUs, awards granted under the 2021 Plan are generally service-based awards, typically vesting over a total of four years pursuant to two different vesting schedules. Under one vesting schedule, the first vest is generally a one-year
cliff vest, followed by quarterly vesting for the final three years. Under the second vesting schedule, the award vests on a quarterly basis over the four-year vest term.
Unvested shares of restricted stock are not considered outstanding because the grantee is not entitled to the rewards of share ownership prior to vesting. Unvested shares are not shown as outstanding on the balance sheet and are excluded from basic net loss per share until the shares are vested.
Stock Option and RSA Activity
The following table summarizes stock option activity for the years ended December 31, 2021 and 2020:

	Number of Options Outstanding	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Life (in years)

As of December 31, 2019	15,493,863	$3.00	12,800	8.07

Granted	11,191,955	0.20
Exercised	(4,851,991)	(0.18)
Forfeited and canceled	(4,704,054)	(0.59)
Expired	(205,365)	(0.69)

As of December 31, 2020	16,924,408	$0.20	40,909	9.21

Granted	226,631	6.36
Exercised	(2,356,045)	(0.17)
Forfeited and canceled	(2,291,442)	(0.24)
Expired	(82,068)	(0.20)

As of December 31, 2021	12,421,484	$0.30	72,940	8.21

Vested and expected to vest as of December 31, 2021	12,421,484	0.30	72,940	8.21

Exercisable as of December 31, 2021	7,219,298	$0.22	42,923	8.10

Of the options included as exercised in the table above, zero and 2.6 million shares relate to early exercises during the years ended December 31, 2021 and 2020, respectively.
The weighted-average fair value of stock options granted in the year ended December 31, 2021 and 2020 was $6.97 and $0.46 per share, respectively. The weighted-average fair value of stock options granted was determined using the Black-Scholes-Merton option-pricing model with the following weighted-average assumptions:

	December 31,
	2021	2020
Expected term (in years)	5.91	5.92
Risk-free interest rate	1.7%	0.7%
Expected volatility	50.8%	46.1%
Expected dividend yield	—%	—%
The Company issued zero and 4.2 million fully vested shares of the Company’s common stock in the years ended December 31, 2021 and 2020, respectively, as compensation to the members of its board of directors for services provided to the Company and recorded zero and $0.7 million in general and administrative expense in the years then ended.
The following table summarizes the activity of the other RSAs outstanding, which are
subject to vesting, generally monthly over
 48
months, for the years ended December 31, 2021 and 2020:

	Number of Shares	Aggregate intrinsic value (in thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	707,438	$2,558	$0.22
Granted	—		—
Vested	(385,875)		$0.22
Forfeited	—		—
Nonvested at December 31, 2020	321,563	$768	$0.22

Granted	—		—
Vested	(321,563)		$0.22
Forfeited	—		—

Unvested at December 31, 2021	—	$—	$—

Vested at December 31, 2021	1,582,741	$9,417	$0.22

RSU Activity
The following table summarizes the RSU activity for the year ended December 31, 2021:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Balance at December 31, 2020	—	$—

Granted	53,936,290	6.88
Canceled	(21,619)	$(8.16)
Forfeited	(676,280)	$(7.57)

Balance at December 31, 2021	53,238,391	$6.87

Management Award RSUs
Of the 53.9 million RSUs granted during the year ended December 31, 2021, the Company’s board of directors granted 29.1 million Management Award RSUs to certain employees. The Management Award RSUs vest upon the satisfaction of a service-based vesting
condition and the achievement of certain stock price goals, $12.50, $20, and $30. The Management Award RSUs are excluded from Class A common stock issued and outstanding until the satisfaction of these vesting conditions.
The Company estimated the grant-date fair value of the Management Award RSUs using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the stock price goals may not be satisfied. The Monte Carlo simulation considers several variables and assumptions in estimating the grant-date fair value, including the per-share fair value of the underlying common stock of $8.34, expected term ranging from 3.9 quarters to 16.0 quarters, risk-free interest rate of 1.1%, expected stock price volatility over the expected term of 60.0%, and no expected annual dividend yield. The Company will recognize stock-based compensation expense over the derived service period of each of the three stock price goals. If the stock price goals are met sooner than the derived service period, the Company will adjust our stock-based compensation expense to reflect the cumulative expense associated with the vested award. Subject to continued service by these employees, the Company will recognize stock-based compensation expense over the requisite service period, regardless of whether the stock price goals are achieved.
The Company will recognize total stock-based compensation expense of $176.3 million over the derived service period, using the accelerated attribution method. The Company recognized $47.5 million of stock-based compensation
expense related to the Management Award RSUs during the year ended December 31, 2021.

Stock-Based Compensation Expense
The following table summarizes total stock-based compensation expense for the years ended December
31
,
2021
and
2020
(in thousands):

	December 31,
	2021	2020
Cost of revenue	$—	$15
Selling and marketing	2,714	895
Research and development	5,182	892
General and administrative	78,735	4,372

Total	$86,631	$6,174

As of December 31, 2021, unrecognized stock-based compensation expense related to stock options and RSUs granted was $291.4 million.